FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
Schedule of Assets and Liabilities

	December 31
	2012	2013
	In thousands
Assets	$3,744	$1,423
Liabilities	$17,074	$16,598

Schedule of Data Regarding the Rate of Exchange and Isreali CPI

	Year ended December 31
	2011	2012	2013

Rate of devaluation (appreciation) of the Israeli currency against the dollar	7.0%	(2.3)%	(7)%
Rate of devaluation (appreciation) of the Yen
against the dollar	5.7%	(9.9)%	(23)%
Rate of increase in the Israeli CPI	2.2%	1.6%	1.8%
Exchange rate at end of year $1=	NIS 3.821	NIS 3.733	NIS3.471

Schedule of Assets and Liabilitites Measured on Recurring Basis

	Fair Value Measurements at Reporting Date Using
	Level 1	Level 2	Level 3	Total
December 31, 2012
Liabilites:
Convertible subordinated notes, Series B (including accrued interest)	$528	-	-	$528

Derivatives - presented net of notes among long-term liabilities			$22	$22

December 31, 2013
Liabilites:
Convertible subordinated notes, Series B
(including accrued interest)	$921	-	-	$921

Derivatives - derivative component in convertible notes presented among long-term liabilities	-	-	$0	$0